SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b,c]	Malamute Energy, Inc.,	847	$ 8,893
			8,893
	Total Common Stock (Cost $0)		8,893
	Preferred Stock — 1.1%
	Banks — 0.6%
	Banks — 0.6%
[d,e]	AgriBank FCB, 6.875% (LIBOR 3 Month + 4.23%)	40,000	4,265,000
[d,e]	CoBank ACB, Series F, 6.25% (LIBOR 3 Month + 4.56%)	50,000	5,293,750
			9,558,750
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[e]	Crestwood Equity Partners L.P., 9.25%	320,654	3,015,751
			3,015,751
	Miscellaneous — 0.1%
	U.S. Government Agencies — 0.1%
[e]	Farm Credit Bank of Texas, Series 1, 10.00%	1,000	1,105,000
			1,105,000
	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
[f,g]	Centaur Funding Corp., 9.08%, 4/21/2020	2,380	2,510,900
			2,510,900
	Total Preferred Stock (Cost $16,017,996)		16,190,401
	Asset Backed Securities — 17.8%
	Asset-Backed - Finance & Insurance — 4.1%
[h]	Conn’s Receivables Funding LLC, Series 2019-A Class A, 3.40%, 10/16/2023	$ 4,108,793	4,123,729
[b,h,i]	ExteNet, LLC Series 2019-1A Class A2, 3.204%, 7/26/2049	5,000,000	5,000,000
[h]	Freed ABS Trust, Series 2019-1 Class-A, 3.42%, 6/18/2026	3,551,956	3,564,398
[h]	Meltel Land Funding, LLC Series 2019-1A, 3.768%, 4/15/2049	5,500,000	5,633,141
[h]	Ocwen Master Advance Receivables Trust, Series 2016-T2 2.722%, 8/16/2049	2,000,000	1,999,215
[h]	Oportun Funding X, LLC Series 2018 Class A 4.10%, 10/8/2024	2,690,000	2,759,090
[h,j]	Prosper Marketplace Issuance Trust, Series 2019-2A Class A, 3.20%, 9/15/2025	4,900,000	4,908,331
[h]	SCF Equipment Leasing 2019-1, LLC Series 2019-1A 4.56%, 5/20/2027	3,000,000	3,054,908
[h]	Sofi Consumer Loan Program Trust, Series 2019-3 Class A, 2.90%, 5/25/2028	9,000,000	9,045,139
[h]	SpringCastle Funding Series 2019-AA Class A, 3.20%, 5/27/2036	7,990,500	8,046,097
	Upstart Securitization Trust,
[h]	Series 2017-1 6.35%, 6/20/2024	4,000,000	4,092,566
[h]	Series 2018-2 Class B, 4.445%, 12/22/2025	450,000	454,984
[h]	Series 2019-1 Class B, 4.19%, 4/20/2026	5,000,000	5,056,240
			57,737,838
	Auto Receivables — 3.1%
[h]	ACC Trust, Series 2018-1 Class A, 3.70%, 12/21/2020	681,478	681,970
[h]	American Credit Acceptance Receivables Trust, Series 2016-4 Class C, 2.91%, 2/13/2023	1,443,173	1,442,821
[h]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A Class A, 2.50%, 7/20/2021	2,900,000	2,903,250
[h]	Carnow Auto Receivables Trust, Series 2017-1A Class B, 4.35%, 9/15/2022	5,800,000	5,865,173
[h]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71%, 5/15/2023	482,536	482,533
[h]	CPS Auto Receivables Trust, Series 2019-1 Class B, 3.58%, 12/16/2024	3,000,000	3,041,165
	Foursight Capital Automobile Receivables Trust,
[h]	Series 2016-1 Class A2, 2.87%, 10/15/2021	640,671	640,984
[h]	Series 2018-1 Class E, 5.56%, 1/16/2024	1,000,000	1,039,730
[h]	Series 2018-2 5.50%, 10/15/2024	1,370,000	1,435,348
[h]	Series 2019-1 Class A2, 2.58%, 3/15/2023	5,500,000	5,503,252
[h]	GLS Auto Receivables Trust, Series 2018-2A Class A, 3.25%, 4/18/2022	1,196,235	1,199,496

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[h]	Hertz Vehicle Financing II L.P., Series 2015-1A Class A, 2.73%, 3/25/2021	$ 4,000,000	$ 4,006,892
[d,g,h]	OSCAR US Funding Trust VII, LLC, Series 2017-2A Class A2B, 3.062% (LIBOR 1 Month + 0.65%), 11/10/2020	307,044	307,103
[h]	Sierra Auto Receivables Securitization Trust, Series 2016-1A Class B, 6.84%, 1/18/2022	1,631,842	1,640,222
[h]	Skopos Auto Receivables Trust, Series 2018-1A Class A, 3.19%, 9/15/2021	438,387	438,632
[h]	Tesla Auto Lease Trust, Series B, 3.71%, 8/20/2021	2,575,095	2,613,073
[h]	U.S. Auto Funding LLC, Series 2019-1A Class A, 3.61%, 4/15/2022	4,578,089	4,611,454
[h,j]	United Auto Credit Securitization Trust, Series 2019-1A Class B, 3.03%, 4/10/2024	6,000,000	6,038,002
[h]	Veros Automobile Receivables Trust, Series 2017-1 Class A, 2.84%, 4/17/2023	222,023	221,880
			44,112,980
	Commercial MTG Trust — 0.5%
[h,k]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.272%, 4/15/2044	6,200,000	6,517,334
[d,h]	FREMF Mortgage Trust, Series 2016-KF24 Class B, 7.431% (LIBOR 1 Month + 5.00%), 10/25/2026	666,917	717,114
			7,234,448
	Credit Card — 0.2%
[h]	Genesis Sales Finance Master Trust, Series 2019-AA 4.68%, 8/20/2023	3,000,000	3,044,487
			3,044,487
	Other Asset Backed — 7.5%
[d,h]	321 Henderson Receivables II, LLC, Series 2006-3A Class A1, 2.594% (LIBOR 1 Month + 0.20%), 9/15/2041	1,937,312	1,858,727
	Avant Loans Funding Trust,
[h]	Series 2018-A Class A, 3.09%, 6/15/2021	252,895	252,881
[h]	Series 2019-A Class A, 3.48%, 7/15/2022	2,488,012	2,498,683
[h]	AXIS Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89%, 7/20/2022	3,000,000	3,030,188
[h]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96%, 6/20/2023	1,324,481	1,331,144
[g,h]	CFG Investments Ltd., Series 2017-1 Class A, 7.87%, 11/15/2026	3,000,000	3,052,463
[h]	CLUB Credit Trust, Series 2017-P2 Class A, 2.61%, 1/15/2024	390,995	390,334
[h]	Consumer Loan Underlying Bond Credit Trust, Series 2019-A Class A, 3.52%, 4/15/2026	2,522,419	2,536,424
[h]	Credit Suisse ABS Trust, Series 2018-LD1 Class A, 3.42%, 7/25/2024	753,252	753,664
[h]	Diamond Resorts Owner Trust, Series 2018-1 Class A, 3.70%, 1/21/2031	2,701,928	2,734,690
[g,h]	ECAF I Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	5,372,285	5,391,846
[h]	Engs Commercial Finance Trust, Series 2018-1A Class A1, 2.97%, 2/22/2021	841,609	843,081
	Foundation Finance Trust,
[h]	Series 2017-1A Class A, 3.30%, 7/15/2033	1,963,020	1,971,401
[h]	Series 2019-1A Class A, 3.86%, 11/15/2034	5,377,608	5,481,368
[g,h]	Global SC Finance II SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	2,414,583	2,424,293
[h]	HERO Funding Trust, Series 2017-2A Class A1, 3.28%, 9/20/2048	2,885,063	2,916,237
[f]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	2,000,000	1,000,000
	Marlette Funding Trust,
[h,i]	2.69%, 9/17/2029	5,700,000	5,699,537
[h]	Series 2018-1A Class A, 2.61%, 3/15/2028	824,442	823,924
	Nationstar HECM Loan Trust,
[b,h,k]	Series 2018-1A Class A, 2.76%, 2/25/2028	872,130	867,769
[h,k]	Series 2018-2A Class A, 3.188%, 7/25/2028	688,285	690,049
[b,d,f]	Northwind Holdings, LLC, Series 2007-1A Class A1, 3.30% (LIBOR 3 Month + 0.78%), 12/1/2037	275,000	270,600
[h]	Ocwen Master Advance Receivables Trust, Series 2018-T2 Class AT2, 3.598%, 8/15/2050	3,000,000	3,031,169
[h]	Oportun Funding VI, LLC, Series 2017-A Class A, 3.23%, 6/8/2023	4,000,000	4,000,208
[h]	PFS Financing Corp., Series 2018-B Class A, 2.89%, 2/15/2023	3,000,000	3,023,346
[h]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34%, 8/15/2022	3,000,000	3,007,847
	SBA Tower Trust,
[h]	2.877%, 7/15/2046	2,275,000	2,279,125
[h]	3.156%, 10/10/2045	11,750,000	11,768,302
[b,h]	Scala Funding Co., LLC, Series 2016-1 Class B, 5.21%, 2/15/2021	4,000,000	3,964,000
	SCF Equipment Leasing, LLC,
[h]	Series 2017-2A Class A, 3.41%, 12/20/2023	608,792	613,618
[h]	Series 2018-1A Class A2, 3.63%, 10/20/2024	2,038,172	2,042,143
[h]	Sierra Timeshare Receivables Funding, LLC, Series 2015-2A Class A, 2.43%, 6/20/2032	1,718,572	1,715,250
[d]	SLM Student Loan Trust, Series 2013-6 Class A3, 3.054% (LIBOR 1 Month + 0.65%), 6/25/2055	2,971,007	2,952,902
[h]	Sofi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77%, 5/25/2026	466,203	466,854
[h]	SolarCity LMC Series I, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	2,265,326	2,389,188
[h]	Solarcity LMC Series II, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	2,586,971	2,641,191
[h]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472%, 5/20/2046	2,891,163	2,938,405
[g,h]	Textainer Marine Containers V Ltd., Series 2017-1A Class A, 3.72%, 5/20/2042	3,738,589	3,792,738

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Towd Point Mortgage Trust,
[h,k]	Series 2018-2 Class A1, 3.25%, 3/25/2058	$ 3,357,848	$ 3,407,631
[h,k]	Series 2018-3 Class A1, 3.75%, 5/25/2058	2,568,810	2,655,334
[h,k]	Series 2018-6 Class A1A, 3.75%, 3/25/2058	2,699,126	2,774,108
[h]	Westgate Resorts, LLC, Series 2016-1A Class A, 3.50%, 12/20/2028	933,845	938,609
			107,221,271
	Residential MTG Trust — 0.9%
	Arroyo Mortgage Trust,
[h,k]	Series 2018-1 Class A1, 3.763%, 4/25/2048	3,122,639	3,182,686
[h,k]	Series 2019-1 Class A1, 3.805%, 1/25/2049	3,752,372	3,822,252
[h,k]	Finance of America Structured Securities Trust, Series 2018-HB1 Class A, 3.375%, 9/25/2028	2,429,357	2,434,705
	New Residential Mortgage Loan Trust,
[h,k]	Series 2017-6A Class A1, 4.00%, 8/27/2057	1,050,927	1,090,223
[h,k]	Series 2018-1A Class A1A, 4.00%, 12/25/2057	1,924,349	1,994,168
			12,524,034
	Student Loan — 1.5%
[h]	Commonbond Student Loan Trust, Series 18-CGS, 3.87%, 2/25/2046	2,679,153	2,785,052
[h]	Earnest Student Loan Program, LLC, Series 2016-C Class A2, 2.68%, 7/25/2035	1,273,663	1,273,430
[d,h]	Navient Private Education Refinance Loan Trust, Series 2019-D Class A2B, 3.417% (LIBOR 1 Month + 1.05%), 12/15/2059	6,000,000	6,039,000
	Nelnet Student Loan Trust,
[d,h]	Series 2015-2A Class A2, 3.004% (LIBOR 1 Month + 0.60%), 9/25/2047	3,858,273	3,824,436
[d,h]	Series 2016-A Class A1A, 4.154% (LIBOR 1 Month + 1.75%), 12/26/2040	1,696,870	1,687,685
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 3.33% (LIBOR 3 Month + 0.75%), 4/25/2023	982,977	976,608
[d]	Series 2008-5 Class A4, 4.28% (LIBOR 3 Month + 1.70%), 7/25/2023	1,476,135	1,492,904
[d]	Series 2012-1 Class A3, 3.38% (LIBOR 1 Month + 0.95%), 9/25/2028	2,565,438	2,553,244
[d,h]	SoFi Professional Loan Program, LLC, Series 2014-B Class A1, 3.654% (LIBOR 1 Month + 1.25%), 8/25/2032	528,124	529,609
			21,161,968
	Total Asset Backed Securities (Cost $252,253,450)		253,037,026
	Corporate Bonds — 54.3%
	Automobiles & Components — 1.5%
	Auto Components — 0.1%
[g,h]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	2,034,894
	Automobiles — 1.4%
[h]	Daimler Finance North America, LLC, 3.75%, 11/5/2021	3,000,000	3,076,500
[h]	Hyundai Capital America, 3.95%, 2/1/2022	2,000,000	2,053,055
[g,h]	Hyundai Capital Services, Inc., 3.75%, 3/5/2023	3,000,000	3,087,041
	Nissan Motor Acceptance Corp.,
[d,h]	3.02% (LIBOR 3 Month + 0.69%), 9/28/2022	460,000	457,103
[d,h]	3.247% (LIBOR 3 Month + 0.65%), 7/13/2022	440,000	437,783
[g,i]	Toyota Motor Corp., 2.157%, 7/2/2022	8,000,000	7,998,863
[h]	Volkswagen Group of America Finance LLC, 4.00%, 11/12/2021	2,500,000	2,580,339
			21,725,578
	Banks — 1.1%
	Banks — 1.1%
[d]	Capital One NA/Mclean VA, 3.38% (LIBOR 3 Month + 0.82%), 8/8/2022	3,000,000	3,010,791
[d]	Citizens Bank N.A./Providence RI, 3.28% (LIBOR 3 Month + 0.95%), 3/29/2023	4,000,000	4,019,447
[d]	Goldman Sachs Bank USA, 3.067% (SOFR + 0.60%), 5/24/2021	1,885,000	1,886,866
	Santander Holdings USA, Inc., 3.40%, 1/18/2023	2,000,000	2,029,480
[g]	Sumitomo Mitsui Banking Corp., 2.65%, 7/23/2020	2,000,000	2,007,498
[g]	Svenska Handelsbanken AB, 3.90%, 11/20/2023	3,000,000	3,178,658
			16,132,740
	Capital Goods — 2.3%
	Aerospace & Defense — 0.4%
[h]	BWX Technologies, Inc., 5.375%, 7/15/2026	5,375,000	5,549,419
	Industrial Conglomerates — 0.1%
[g]	Pentair Finance Sarl, 4.50%, 7/1/2029	1,950,000	1,995,664

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Machinery — 0.8%
[g,h]	ATS Automation Tooling Systems, Inc., 6.50%, 6/15/2023	$ 4,005,000	$ 4,135,163
	Mueller Industries, Inc., 6.00%, 3/1/2027	2,216,000	2,221,540
	Nvent Finance Sarl,
[g]	3.95%, 4/15/2023	2,000,000	2,028,028
[g]	4.55%, 4/15/2028	3,000,000	3,048,052
	Trading Companies & Distributors — 1.0%
	Global Partners L.P. / GLP Finance Corp., 6.25%, 7/15/2022	4,975,000	5,024,750
[h]	IAA, Inc. 5.50%, 6/15/2027	930,000	967,200
	LKQ Corp., 4.75%, 5/15/2023	8,045,000	8,125,450
			33,095,266
	Commercial & Professional Services — 1.2%
	Commercial Services & Supplies — 1.0%
[g,h]	Cimpress N.V., 7.00%, 6/15/2026	3,190,000	3,253,768
[h]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00%, 4/15/2022	4,420,000	4,408,950
[h]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	6,470,000	6,656,013
	Leisure Products — 0.2%
	Mattel, Inc., 2.35%, 8/15/2021	3,000,000	2,895,000
			17,213,731
	Consumer Durables & Apparel — 1.2%
	Household Durables — 0.6%
	TRI Pointe Group, Inc. 4.875%, 7/1/2021	3,000,000	3,060,000
	Tupperware Brands Corp. (Guaranty: Dart Industries, Inc.), 4.75%, 6/1/2021	5,500,000	5,648,685
	Leisure Products — 0.4%
[j]	Vista Outdoor, Inc., 5.875%, 10/1/2023	5,490,000	5,355,056
	Textiles, Apparel & Luxury Goods — 0.2%
	Under Armour, Inc., 3.25%, 6/15/2026	3,200,000	3,019,591
			17,083,332
	Consumer Services — 0.7%
	Hotels, Restaurants & Leisure — 0.6%
	Aramark Services, Inc., 4.75%, 6/1/2026	5,000,000	5,087,500
[h]	Nathan’s Famous, Inc., 6.625%, 11/1/2025	3,780,000	3,723,300
	Transportation Infrastructure — 0.1%
	Mexico City Airport Trust,
[g,h]	3.875%, 4/30/2028	488,000	472,799
[g,h]	4.25%, 10/31/2026	419,000	416,695
			9,700,294
	Diversified Financials — 8.2%
	Capital Markets — 2.3%
	Ares Capital Corp., 4.20%, 6/10/2024	4,000,000	4,048,104
[h]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,160,000	4,130,694
[h]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	3,000,000	3,127,500
	FS KKR Capital Corp., 4.00%, 7/15/2019	6,286,000	6,287,156
[g]	Genpact Luxembourg Sarl, 3.70%, 4/1/2022	6,000,000	6,046,482
	Main Street Capital Corp., 5.20%, 5/1/2024	3,059,000	3,204,907
	Solar Capital Ltd., 4.50%, 1/20/2023	3,000,000	2,947,373
	TPG Specialty Lending, Inc., 4.50%, 1/22/2023	2,500,000	2,492,217
	Consumer Finance — 1.1%
[d]	Citibank N.A., 2.885% (LIBOR 3 Month + 0.35%), 2/12/2021	3,000,000	2,999,276
[h]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,706,250
[d]	Wells Fargo Bank N.A., 3.102% (LIBOR 3 Month + 0.51%), 10/22/2021	5,000,000	5,007,956
	Diversified Financial Services — 4.1%
[h]	Antares Holdings L.P., 6.00%, 8/15/2023	4,435,000	4,507,845
	Bank of America Corp. MTN, 4.20%, 8/26/2024	3,200,000	3,401,604
	Barclays plc,
[d,g]	3.905% (LIBOR 3 Month + 0.88%), 5/16/2024	2,500,000	2,463,162
[g,l]	4.61% (LIBOR 3 Month + 1.40%), 2/15/2023	2,000,000	2,069,357
[g,h]	BNP Paribas S.A., 3.375%, 1/9/2025	5,000,000	5,087,226
[k]	Citigroup, Inc. 3.352% (LIBOR 3 Month+0.90%), 4/24/2025	2,000,000	2,065,959
[g]	Credit Suisse Group Funding Guernsey Ltd. (Guaranty: Credit Suisse Group AG), 3.80%, 9/15/2022 - 6/9/2023	2,850,000	2,954,748

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Deutsche Bank AG,
[d,g]	3.407% (LIBOR 3 Month + 0.82%), 1/22/2021	$ 1,350,000	$ 1,331,965
[d,g]	3.751% (LIBOR 3 Month + 1.23%), 2/27/2023	2,800,000	2,699,172
[g]	5.00%, 2/14/2022	3,500,000	3,607,854
[d]	Goldman Sachs Group, Inc., 3.696% (LIBOR 3 Month + 1.11%), 4/26/2022	4,000,000	4,033,329
	HSBC Holdings plc,
[g,l]	3.803% (LIBOR 3 Month + 1.21%), 3/11/2025	1,000,000	1,041,910
[g,l]	4.292% (LIBOR 3 Month + 1.35%), 9/12/2026	2,000,000	2,127,642
[g,l]	Mizuho Financial Group, Inc., 3.922% (LIBOR 3 Month + 1.00%), 9/11/2024	3,150,000	3,298,485
[d]	Morgan Stanley MTN, 3.992% (LIBOR 3 Month + 1.40%), 4/21/2021	3,000,000	3,053,839
[d]	Morgan Stanley, 3.522% (LIBOR 3 Month + 0.93%), 7/22/2022	3,000,000	3,018,984
	Royal Bank of Scotland Group plc,
[d,g]	3.988% (LIBOR 3 Month + 1.47%), 5/15/2023	1,398,000	1,393,676
[g]	6.125%, 12/15/2022	2,000,000	2,157,759
	Societe Generale S.A.,
[g,h]	3.875%, 3/28/2024	2,000,000	2,068,830
[g,h]	4.25%, 9/14/2023	3,000,000	3,156,461
[d,g,h]	UBS Group Funding Switzerland AG (Guaranty: UBS Group AG), 3.468% (LIBOR 3 Month + 0.95%), 8/15/2023	2,000,000	2,003,886
	Insurance — 0.4%
	AIG Global Funding,
[h,i]	2.30%, 7/1/2022	4,000,000	4,000,644
[d,h]	2.80% (LIBOR 3 Month + 0.48%), 7/2/2020	2,000,000	2,006,569
[f]	Citicorp Lease Pass-Through Trust 1999-1, 8.04%, 12/15/2019	185,942	190,522
	Mortgage Real Estate Investment Trusts — 0.3%
	Senior Housing Properties Trust, 4.75%, 2/15/2028	4,000,000	3,885,066
			115,624,409
	Energy — 4.9%
	Energy Equipment & Services — 0.5%
	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.50%, 11/1/2021	4,145,000	4,310,800
	Odebrecht Offshore Drilling Finance Ltd.,
[g,h]	6.72%, 12/1/2022	512,279	491,793
[g,h,m]	7.72%, 12/1/2026 PIK	2,097,373	524,763
[e,g,h]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.) Zero Coupon , 7/29/2019	304,899	2,592
[c,f,g,n]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	10,684,600	1,068,460
	Oil, Gas & Consumable Fuels — 4.4%
	Boardwalk Pipelines L.P., 4.80%, 5/3/2029	3,920,000	4,091,279
[h]	Citgo Holding, Inc., 10.75%, 2/15/2020	2,910,000	3,011,850
[h]	CITGO Petroleum Corp., 6.25%, 8/15/2022	2,410,000	2,410,000
[h]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15%, 8/15/2026	725,000	749,565
[d]	Energy Transfer Operating L.P., 5.597% (LIBOR 3 Month + 3.02%), 11/1/2066	1,200,000	903,000
	EQT Midstream Partners L.P., Series 5Y, 4.75%, 7/15/2023	3,475,000	3,613,506
[h,j]	Florida Gas Transmission Co., LLC, 3.875%, 7/15/2022	4,765,000	4,897,493
	Gulf South Pipeline Co. L.P., 4.00%, 6/15/2022	4,860,000	4,995,015
[h]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	5,000,000	5,390,937
[g,h]	Harvest Operations Corp. (Guaranty: Korea National Oil Corp.), 3.00%, 9/21/2022	4,000,000	4,056,614
[g,h]	Harvest Operations Corp., 4.20%, 6/1/2023	1,000,000	1,059,170
	HollyFrontier Corp., 5.875%, 4/1/2026	2,774,000	3,038,015
[b,c,f,n]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	1,062,182	44,080
	Midwest Connector Capital Co., LLC,
[h]	3.625%, 4/1/2022	1,310,000	1,342,254
[h]	3.90%, 4/1/2024	3,315,000	3,449,661
[j]	Northern Border Pipeline Co., Series A, 7.50%, 9/15/2021	2,150,000	2,353,227
[h]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025	1,500,000	1,483,125
[g,h,i]	Parkland Fuel Corp. 5.875%, 7/15/2027	1,945,000	1,976,023
[a,c,n]	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	20,000
[b,f,g,m]	Schahin II Finance Co. SPV Ltd., 8.00%, 5/25/2020 PIK	597,503	561,653
[g,h]	Sinopec Group Overseas Development Ltd., 4.125%, 9/12/2025	6,000,000	6,398,526
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	1,210,000	1,161,600
[e,l]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	3,150,000	2,835,000
	Tennessee Gas Pipeline Co., LLC, 7.00%, 3/15/2027	2,251,000	2,732,573
			68,972,574
	Food & Staples Retailing — 0.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Food & Staples Retailing — 0.9%
[g,h]	Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022	$ 4,000,000	$ 4,007,883
[h]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	3,935,000	3,935,000
	Ingles Markets, Inc., 5.75%, 6/15/2023	4,500,000	4,601,250
			12,544,133
	Food, Beverage & Tobacco — 2.4%
	Beverages — 0.6%
[g,h]	Central American Bottling Corp., 5.75%, 1/31/2027	5,000,000	5,162,500
[g,h]	Coca-Cola Icecek A/S, 4.215%, 9/19/2024	3,000,000	2,977,560
	Food Products — 1.2%
[g,h]	Barry Callebaut Services N.V., 5.50%, 6/15/2023	4,000,000	4,290,000
[g,h]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,652,372
[d]	General Mills, Inc., 3.598% (LIBOR 3 Month + 1.01%), 10/17/2023	3,500,000	3,534,384
	Kraft Heinz Foods Co., 4.00%, 6/15/2023	2,500,000	2,619,337
[h]	Lamb Weston Holdings, Inc., 4.625%, 11/1/2024	2,500,000	2,590,625
	Tobacco — 0.6%
	Altria Group, Inc., 4.40%, 2/14/2026	1,000,000	1,070,050
[d]	BAT Capital Corp., 3.118% (LIBOR 3 Month + 0.59%), 8/14/2020	2,500,000	2,506,027
	Vector Group Ltd.,
[h]	6.125%, 2/1/2025	2,194,000	2,033,355
[h]	10.50%, 11/1/2026	3,000,000	2,835,000
			34,271,210
	Healthcare Equipment & Services — 2.4%
	Health Care Equipment & Supplies — 0.4%
[h,j]	Hologic, Inc. 4.625%, 2/1/2028	4,880,000	4,953,200
	Health Care Providers & Services — 2.0%
	Anthem, Inc., 2.50%, 11/21/2020	2,000,000	2,003,983
[h]	Centene Escrow I Corp., 5.375%, 6/1/2026	2,000,000	2,102,500
[d]	CVS Health Corp., 3.083% (LIBOR 3 Month + 0.63%), 3/9/2020	2,000,000	2,004,853
	DaVita, Inc., 5.00%, 5/1/2025	6,450,000	6,367,762
	HCA, Inc.,
	5.25%, 4/15/2025	3,735,000	4,138,222
	6.50%, 2/15/2020	3,598,000	3,680,810
[h]	Tenet Healthcare Corp., 6.25%, 2/1/2027	4,350,000	4,502,250
	WellCare Health Plans, Inc.,
	5.25%, 4/1/2025	3,000,000	3,127,500
[h]	5.375%, 8/15/2026	1,000,000	1,060,000
			33,941,080
	Household & Personal Products — 1.2%
	Household Products — 0.8%
	Central Garden & Pet Co., 5.125%, 2/1/2028	4,475,000	4,396,687
[h]	Energizer Gamma Acquisition B.V., 4.625%, 7/15/2026	2,000,000	2,379,382
	Energizer Holdings, Inc.,
[h]	6.375%, 7/15/2026	500,000	513,750
[h]	7.75%, 1/15/2027	130,000	140,703
[h]	Prestige Brands, Inc., 6.375%, 3/1/2024	3,880,000	4,059,450
	Personal Products — 0.4%
	First Quality Finance Co., Inc.,
[h]	4.625%, 5/15/2021	3,030,000	3,026,213
[h]	5.00%, 7/1/2025	3,000,000	3,022,500
			17,538,685
	Insurance — 3.1%
	Insurance — 3.1%
[g,h]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	4,701,337
	Enstar Group Ltd.,
[g]	4.50%, 3/10/2022	2,000,000	2,048,612
[g]	4.95%, 6/1/2029	5,835,000	5,898,561
[g]	Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,000,000	4,217,468
	Kemper Corp., 4.35%, 2/15/2025	1,113,000	1,164,546
[g,h]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,139,316

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Mercury General Corp., 4.40%, 3/15/2027	$ 4,000,000	$ 4,100,279
[d,h]	Metropolitan Life Global Funding, 2.99% (SOFR + 0.57%), 9/7/2020	1,940,000	1,945,251
[h,l]	National Life Insurance Co., 5.25% (LIBOR 3 Month + 3.31%), 7/19/2068	1,725,000	1,796,980
	Protective Life Global Funding,
[d,h]	2.85% (LIBOR 3 Month + 0.52%), 6/28/2021	3,000,000	3,010,590
[h]	3.104%, 4/15/2024	2,500,000	2,567,191
[h]	Reliance Standard Life Insurance Co., 3.85%, 9/19/2023	5,000,000	5,190,689
[h]	Sammons Financial Group, Inc., 4.45%, 5/12/2027	2,000,000	2,032,054
			43,812,874
	Materials — 4.2%
	Chemicals — 2.7%
	CF Industries, Inc. 7.125%, 5/1/2020	5,540,000	5,720,050
[d,h]	Chevron Phillips Chemical Co., LLC, 3.329% (LIBOR 3 Month + 0.75%), 5/1/2020	4,000,000	4,009,550
[g,h]	Consolidated Energy Finance S.A., 6.875%, 6/15/2025	3,000,000	3,072,480
	DowDuPont, Inc.
	3.766%, 11/15/2020	889,000	906,015
	4.205%, 11/15/2023	1,738,000	1,860,412
[g,h]	Kissner Holdings L.P. / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022	4,170,000	4,336,800
[g,h]	NOVA Chemicals Corp., 4.875%, 6/1/2024	4,425,000	4,579,875
[g,h]	Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75%, 4/30/2026	3,885,000	3,690,750
[g,h]	OCP S.A., 5.625%, 4/25/2024	4,710,000	5,067,678
	Valvoline, Inc.,
	4.375%, 8/15/2025	2,920,000	2,912,700
	5.50%, 7/15/2024	1,945,000	2,003,350
	Containers & Packaging — 0.8%
	Ball Corp.,
	4.375%, 12/15/2020	2,000,000	2,044,000
	4.875%, 3/15/2026	1,500,000	1,590,000
[h]	Graphic Packaging International, LLC 4.75%, 7/15/2027	2,910,000	2,986,388
[h]	Sealed Air Corp. 5.50%, 9/15/2025	4,000,000	4,260,000
	Metals & Mining — 0.2%
[h]	International Wire Group, Inc., 10.75%, 8/1/2021	3,271,000	3,319,247
	Paper & Forest Products — 0.5%
[h]	Neenah, Inc., 5.25%, 5/15/2021	7,575,000	7,575,000
			59,934,295
	Media & Entertainment — 2.7%
	Hotels, Restaurants & Leisure — 0.3%
[j]	Speedway Motorsports, Inc. 5.125%, 2/1/2023	4,862,000	4,886,310
	Interactive Media & Services — 0.2%
[g]	Baidu, Inc., 3.875%, 9/29/2023	2,000,000	2,072,358
	Media — 2.2%
[h]	CCO Holdings LLC, 5.375%, 6/1/2029	4,500,000	4,646,250
[h]	CSC Holdings LLC, 6.50%, 2/1/2029	1,000,000	1,091,250
	CSC Holdings, LLC,
[h]	5.375%, 2/1/2028	2,000,000	2,077,500
[h]	5.50%, 4/15/2027	1,825,000	1,916,250
	DISH DBS Corp., 5.125%, 5/1/2020	1,000,000	1,004,990
	Lamar Media Corp. 5.75%, 2/1/2026	1,940,000	2,039,425
[a,k,m]	Mood Media Borrower, LLC / Mood Media Co-Issuer, Inc., 14.00%, 7/1/2024 PIK	2,972,117	2,578,311
[h]	Salem Media Group, Inc., 6.75%, 6/1/2024	3,351,000	2,932,125
[h]	Sirius XM Radio, Inc., 3.875%, 8/1/2022	5,000,000	5,012,500
[g,h]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	4,000,000	4,060,000
	Warner Media, LLC 3.80%, 2/15/2027	3,190,000	3,187,879
			37,505,148
	Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
	Pharmaceuticals — 0.4%
[a,b,c,n]	Atlas U.S. Royalty, LLC Participation Rights,, 3/15/2027	5,450,000	0
	Bayer US Finance II, LLC,
[d,h]	2.979% (LIBOR 3 Month + 0.63%), 6/25/2021	500,000	496,642
[h]	4.25%, 12/15/2025	2,500,000	2,645,195

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Takeda Pharmaceutical Co. Ltd.,
[g,h]	4.00%, 11/26/2021	$ 1,500,000	$ 1,552,050
[g,h]	4.40%, 11/26/2023	1,250,000	1,339,327
			6,033,214
	Real Estate — 1.1%
	Equity Real Estate Investment Trusts — 1.1%
	American Tower Corp., 3.375%, 5/15/2024	3,000,000	3,086,096
	CoreCivic, Inc.
	4.625%, 5/1/2023	1,735,000	1,687,287
	4.75%, 10/15/2027	4,917,000	4,425,300
	Crown Castle International Corp., 3.20%, 9/1/2024	2,000,000	2,042,394
	Hospitality Properties Trust, 4.95%, 2/15/2027	2,850,000	2,869,877
	Retail Opportunity Investments Partnership L.P. (Guaranty: Retail Opportunity Investments Corp.), 5.00%, 12/15/2023	1,500,000	1,560,539
			15,671,493
	Retailing — 0.7%
	Internet & Direct Marketing Retail — 0.1%
	Booking Holdings, Inc., 2.75%, 3/15/2023	2,000,000	2,028,047
	Multiline Retail — 0.3%
[d]	Dollar Tree, Inc., 3.288% (LIBOR 3 Month + 0.70%), 4/17/2020	4,000,000	4,000,461
	Specialty Retail — 0.3%
[h,i]	Michaels Stores, Inc. 8.00%, 7/15/2027	3,895,000	3,877,044
			9,905,552
	Semiconductors & Semiconductor Equipment — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.,
	2.375%, 1/15/2020	1,000,000	998,262
	3.625%, 1/15/2024	2,000,000	2,018,941
[h]	Broadcom, Inc. 3.625%, 10/15/2024	2,965,000	2,979,738
[g,h]	Sensata Technologies B.V., 5.00%, 10/1/2025	5,880,000	6,129,900
			12,126,841
	Software & Services — 2.6%
	Information Technology Services — 0.4%
[h]	Alliance Data Systems Corp., 5.375%, 8/1/2022	4,190,000	4,244,470
	S&P Global, Inc. (Guaranty: Standard & Poor’s Financial Services, LLC), 3.30%, 8/14/2020	1,975,000	1,995,652
	Interactive Media & Services — 0.1%
[g]	Baidu, Inc., 4.375%, 5/14/2024	1,424,000	1,509,056
	Software — 2.1%
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,361,542
	CDK Global, Inc.,
	3.80%, 10/15/2019	4,315,000	4,320,394
[h]	5.25%, 5/15/2029	460,000	476,675
	5.875%, 6/15/2026	2,000,000	2,115,000
	Citrix Systems, Inc., 4.50%, 12/1/2027	3,000,000	3,104,144
[h]	Fair Isaac Corp. 5.25%, 5/15/2026	2,460,000	2,583,000
[h]	j2 Cloud Services, LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/2025	4,165,000	4,362,837
	MSCI, Inc.,
[h]	5.25%, 11/15/2024	2,625,000	2,710,313
[h]	5.75%, 8/15/2025	2,000,000	2,100,000
[g,h]	Open Text Corp., 5.875%, 6/1/2026	3,320,000	3,511,896
	VMware, Inc., 2.30%, 8/21/2020	2,000,000	1,994,620
			37,389,599
	Technology Hardware & Equipment — 2.7%
	Communications Equipment — 1.5%
[h]	Anixter, Inc. 6.00%, 12/1/2025	2,000,000	2,170,000
	Anixter, Inc. (Guaranty: Anixter International, Inc.), 5.125%, 10/1/2021	6,395,000	6,626,819
	Motorola Solutions, Inc., 4.60%, 2/23/2028 - 5/23/2029	6,409,000	6,714,973
[g]	Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	5,456,000	5,637,958
	Electronic Equipment, Instruments & Components — 0.9%
	Ingram Micro, Inc., 5.45%, 12/15/2024	1,951,000	1,993,957

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Tech Data Corp., 4.95%, 2/15/2027	$ 4,000,000	$ 4,186,065
[j]	Trimble, Inc., 4.75%, 12/1/2024	6,525,000	6,860,380
	Office Electronics — 0.3%
	CDW, LLC / CDW Finance Corp., 5.00%, 9/1/2025	2,000,000	2,082,500
	Lexmark International, Inc., 7.125%, 3/15/2020	1,797,000	1,763,306
			38,035,958
	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 1.8%
[d]	AT&T, Inc., 3.616% (LIBOR 3 Month + 1.18%), 6/12/2024	3,750,000	3,797,148
[g,h]	Deutsche Telekom International Finance B.V., 4.375%, 6/21/2028	3,200,000	3,486,928
[g,h]	Digicel Ltd., 6.00%, 4/15/2021	5,750,000	4,298,125
[h]	GTT Communications, Inc. 7.875%, 12/31/2024	3,860,000	3,155,550
	Qwest Corp., 6.75%, 12/1/2021	3,700,000	3,972,875
[g,h]	Videotron Ltd., 5.375%, 6/15/2024	6,000,000	6,420,000
	Wireless Telecommunication Services — 1.6%
	America Movil SAB de C.V., 6.45%, 12/5/2022	45,000,000	2,195,637
[g,h]	Digicel International Finance Ltd., 8.75%, 5/25/2024	500,000	472,500
[g,h]	MTN Mauritius Investment Ltd., 4.755%, 11/11/2024	4,125,000	4,134,859
[g,h]	SK Telecom Co. Ltd., 3.75%, 4/16/2023	3,000,000	3,114,843
	Sprint Communications, Inc., 9.25%, 4/15/2022	10,988,000	12,691,140
			47,739,605
	Transportation — 1.1%
	Airlines — 1.1%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95%, 7/15/2024	1,531,833	1,606,127
[h]	Series 2013-2 Class B, 5.60%, 1/15/2022	7,185,296	7,313,912
	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.798%, 10/1/2022	1,544,011	1,607,007
[g,h]	Guanay Finance Ltd., 6.00%, 12/15/2020	2,062,900	2,088,686
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25%, 10/22/2024	967,054	1,052,541
	Series 2012-1 Class A, 5.90%, 4/1/2026	1,239,174	1,365,694
	US Airways Pass Through Trust, (MBIA Insurance Corp), Series 2001-1G, 7.076%, 9/20/2022	351,308	371,192
			15,405,159
	Utilities — 3.4%
	Electric Utilities — 3.2%
	Avangrid, Inc.,
	3.15%, 12/1/2024	3,000,000	3,058,872
	3.80%, 6/1/2029	2,000,000	2,093,061
	CenterPoint Energy, Inc. 3.60%, 11/1/2021	3,000,000	3,081,888
[h]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,086,128
[g,h]	Electricite de France S.A., 4.60%, 1/27/2020	4,000,000	4,049,485
[g,h]	Enel Finance International N.V., 4.625%, 9/14/2025	5,500,000	5,904,085
	Entergy Texas, Inc., 3.45%, 12/1/2027	3,000,000	3,046,648
[h]	Jersey Central Power & Light Co., 4.30%, 1/15/2026	4,065,000	4,365,072
[h]	Metropolitan Edison Co. 4.30%, 1/15/2029	1,940,000	2,114,934
[h]	Midland Cogeneration Venture L.P., 6.00%, 3/15/2025	1,205,860	1,218,136
	PNM Resources, Inc., 3.25%, 3/9/2021	2,835,000	2,862,335
	Puget Energy, Inc.,
	5.625%, 7/15/2022	2,500,000	2,682,070
	6.50%, 12/15/2020	2,000,000	2,110,476
	SCANA Corp., 4.125%, 2/1/2022	528,000	539,359
[d]	Sempra Energy, 2.847% (LIBOR 3 Month + 0.25%), 7/15/2019	3,000,000	3,000,071
	Southern Co., 3.25%, 7/1/2026	3,500,000	3,554,556
	Gas Utilities — 0.2%
[g,h]	Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023	2,562,000	2,597,228
			48,364,404
	Total Corporate Bonds (Cost $765,447,976)		769,767,174
	Convertible Bonds — 0.8%
	Food, Beverage & Tobacco — 0.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Tobacco — 0.2%
[k]	Vector Group Ltd., 1.75%, 4/15/2020	$ 2,260,000	$ 2,329,066
			2,329,066
	Media & Entertainment — 0.6%
	Media — 0.6%
[a]	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00%, 10/15/2029	18,000,000	9,354,600
			9,354,600
	Total Convertible Bonds (Cost $12,099,511)		11,683,666
	Municipal Bonds — 0.5%
	California Health Facilities Financing Authority, 7.875%, 2/1/2026	1,940,000	2,094,618
	City of Chicago IL GO, Series B, 7.045%, 1/1/2029	3,000,000	3,327,030
[a]	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	140,000	142,120
	San Bernardino County Redevelopment Agency Successor Agency, Class A, 8.45%, 9/1/2030	1,000,000	1,052,780
	Total Municipal Bonds (Cost $6,051,283)		6,616,548
	Other Government — 0.1%
[d,g,h]	Seven & Seven Ltd. (Guaranty: Export-Import Bank of Korea), 3.683% (LIBOR 6 Month + 1.00%), 9/11/2019	1,100,000	1,101,615
	Total Other Government (Cost $1,099,595)		1,101,615
	U.S. Treasury Securities — 0.4%
	United States Treasury Note, 2.50%, 5/31/2020	4,865,000	4,886,227
	Total U.S. Treasury Securities (Cost $4,868,239)		4,886,227
	Mortgage Backed — 6.8%
	Angel Oak Mortgage Trust LLC, CMO,
[h,k]	Series 2017-3 Class A1, 2.708%, 11/25/2047	766,611	757,523
[h,k]	Series 2018-1 Class A1, 3.258%, 4/27/2048	1,399,806	1,415,519
[h,k]	Series 2018-2 Class A1, 3.674%, 7/27/2048	2,174,341	2,213,379
[k]	Bear Stearns ARM Trust CMO, Series 2003-6 Class 2B1, 4.585%, 8/25/2033	59,941	58,371
[h]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50%, 3/25/2058	4,505,722	4,542,201
[h,k]	CIM Trust CMO, Series 18-INV1, 4.00%, 8/25/2048	1,750,266	1,791,169
[h,k]	Citigroup Mortgage Loan Trust CMO, Series 2014-A Class A, 4.00%, 1/25/2035	1,274,843	1,312,483
[k]	Citigroup Mortgage Loan Trust, Inc. CMO, Series 2004-HYB2 Class B1, 4.961%, 3/25/2034	48,755	42,917
[h,k]	Credit Suisse Mortgage Trust CMO, Series 2017-HL2 Class A3, 3.50%, 10/25/2047	2,921,329	2,966,072
[k,o]	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates IO, Series KIR1 Class X, 1.215%, 3/25/2026	36,200,879	2,196,441
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer CMO,
[p]	Series 2017-4 Class HT, 3.00%, 6/25/2057	1,665,427	1,716,769
	Series 2018-3 Class HA, 3.00%, 8/25/2057	3,635,590	3,655,673
	Series 2019-1 Class MA, 3.50%, 7/25/2058	4,824,556	4,988,014
	Series 2019-2 Class MA, 3.50%, 8/25/2058	5,909,997	6,128,452
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 2A1, 3.50%, 5/25/2047	611,659	618,476
	Federal National Mtg Assoc. CMO REMIC, Series 1994-37 Class L, 6.50%, 3/25/2024	1,088	1,153
	Federal National Mtg Assoc., Pool AS9733, 4.00%, 6/1/2047	2,527,142	2,688,666
[i]	Federal National Mtg Assoc., Whole Loan Securities Trust CMO, Pool AL94445, 3.00%, 7/1/2031	4,260,896	4,367,193
[h,k]	Flagstar Mortgage Trust CMO, Series 2017-1 Class 2A2, 3.00%, 3/25/2047	1,495,173	1,498,775
[b,h,k]	FWD Securitization Trust CMO, Class A1, 2.93%, 7/25/2049	4,000,000	3,999,686
[h,k]	Galton Funding Mortgage Trust CMO, Series 2018-1 Class A43, 3.50%, 11/25/2057	1,497,884	1,510,053
[h,p]	GCAT 2019-NQM1 LLC CMO, Series 2019-NQM1 Class A1, 2.985%, 2/25/2059	6,422,611	6,454,822
[h,k]	Homeward Opportunities Fund I Trust CMO, Series 2018-1 Class A1, 3.766%, 6/25/2048	1,521,825	1,560,062
[h,k]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1, 3.454%, 1/25/2059	6,180,506	6,242,616
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[h,k]	Series 2017-2 Class A6, 3.00%, 5/25/2047	2,233,904	2,239,154
[h,k]	Series 2017-6 Class A5, 3.50%, 12/25/2048	2,457,454	2,498,831
[h,k]	Mello Mortgage Capital Acceptance CMO, Series 2018-MTG1 Class A3, 3.50%, 5/25/2048	2,527,801	2,563,985
[k]	Merrill Lynch Mortgage Investors Trust CMO, Series 2004-A4 Class M1, 4.349%, 8/25/2034	142,943	128,258
[h,k]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75%, 4/25/2058	1,935,251	2,011,987
	New Residential Mortgage Loan Trust CMO,
[h,k]	Series 2017-3A Class A1, 4.00%, 4/25/2057	2,531,506	2,631,735
[d,h]	Series 2017-5A Class A1, 3.904% (LIBOR 1 Month + 1.50%), 6/25/2057	1,686,266	1,718,344

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[h,k]	Series 2018-NQM1 3.986%, 11/25/2048	$ 3,416,498	$ 3,481,917
[h,k]	Series 2018-RPL1 Class A1, 3.50%, 12/25/2057	2,563,857	2,624,857
[h,k]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-4A Class A1, 4.00%, 5/25/2057	2,418,450	2,522,340
[a,b]	Reilly 1997 A Mtg 1, 6.896%, 7/1/2020	61,262	61,262
	Sequoia Mortgage Trust CMO,
[h,k]	Series 2017-4 Class A4, 3.50%, 7/25/2047	1,420,959	1,443,606
[h,k]	Series 2017-5 Class A4, 3.50%, 8/25/2047	3,167,959	3,222,410
	Verus Securitization Trust CMO,
[h,k]	Series 2017-2A Class A1, 2.485%, 7/25/2047	1,621,734	1,607,847
[h,k]	Series 2018-2 Class A1, 3.677%, 6/1/2058	2,771,238	2,831,180
[h,k]	Series 2018-3 Class A1, 4.108%, 10/25/2058	2,388,641	2,451,522
	Total Mortgage Backed (Cost $95,686,320)		96,765,720
	Loan Participations — 3.8%
	Capital Goods — 0.1%
	Machinery — 0.1%
[q]	Titan AcquisitionCo New Zealand Limited 6.826% (LIBOR 3 Month + 4.25%), 5/1/2026	1,430,000	1,428,213
			1,428,213
	Commercial & Professional Services — 0.8%
	Professional Services — 0.8%
[q]	Harland Clarke Holdings Corp., 7.08% (LIBOR 3 Month + 4.75%), 11/3/2023	3,506,287	3,021,262
[q]	Par Pacific Holdings, Inc., 9.34% (LIBOR 3 Month + 6.75%), 12/17/2025	1,777,500	1,790,831
[q]	R.R. Donnelley & Sons Company, 7.402% (LIBOR 1 Month + 5.00%), 1/15/2024	2,985,000	2,951,419
[q]	RGIS Services, LLC, 9.902% (LIBOR 1 Month + 7.50%), 3/31/2023	4,124,109	3,240,849
			11,004,361
	Consumer Services — 0.4%
	Hotels, Restaurants & Leisure — 0.4%
[q]	Hanjin International Corp., 4.904% (LIBOR 1 Month + 2.50%), 10/18/2020	6,475,000	6,394,063
			6,394,063
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[a,b,m]	Malamute Energy, Inc., 1.50%, 11/22/2022 PIK	21,276	21,276
[q]	McDermott Technology Americas, Inc., 7.402% (LIBOR 1 Month + 5.00%), 5/9/2025	2,967,462	2,916,007
			2,937,283
	Materials — 0.2%
	Chemicals — 0.1%
[q]	US Salt LLC, 7.152% (LIBOR 1 Month + 4.75%), 1/16/2026	1,459,343	1,457,518
	Containers & Packaging — 0.1%
[q]	Crown Americas, LLC 4.401% (LIBOR 1 Month + 2.00%), 4/3/2025	804,946	808,367
[q]	Crown European Holdings S.A. 2.375% (EURIBOR 1 Month + 2.37%), 4/3/2025	990,037	1,133,517
			3,399,402
	Media & Entertainment — 0.2%
	Media — 0.2%
[q]	ABG Intermediate Holdings 2, LLC, 10.152% (LIBOR 1 Month + 7.75%), 9/29/2025	2,942,313	2,901,856
			2,901,856
	Retailing — 0.1%
	Specialty Retail — 0.1%
[q]	Office Depot, Inc., 7.644% (LIBOR 1 Month + 5.25%), 11/8/2022	887,725	896,602
			896,602
	Software & Services — 0.8%
	Information Technology Services — 0.5%
[q]	Cypress Intermediate Holdings III, Inc., 9.152% (LIBOR 1 Month + 6.75%), 4/27/2025	1,000,000	1,003,750
[q]	First Data Corp. 4.404% (LIBOR 1 Month + 2.00%), 7/8/2022	6,130,231	6,122,629
	Internet Software & Services — 0.3%
[q]	CareerBuilder, LLC, 9.08% (LIBOR 3 Month + 6.75%), 7/31/2023	1,131,191	1,125,535
[q]	Dun & Bradstreet Corporation (The), 7.404% (LIBOR 1 Month + 5.00%), 2/6/2026	3,000,000	2,999,070

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
			11,250,984
	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
[q]	Colorado Buyer, Inc., 9.67% (LIBOR 1 Month + 7.25%), 5/1/2025	$ 3,000,000	$ 2,592,870
[g,i,q,r]	Intelsat Jackson Holdings S.A., 6.904% (LIBOR 1 Month + 4.50%), 1/2/2024	6,845,000	6,858,416
			9,451,286
	Transportation — 0.0%
	Airlines — 0.0%
[a,b,c,n]	OS Two, LLC, 12/15/2020	654,564	0
			0
	Utilities — 0.3%
	Electric Utilities — 0.3%
[q]	Pacific Gas & Electric Co., 4.69% (LIBOR 3 month + 2.25%), 12/31/2020	4,500,000	4,515,000
			4,515,000
	Total Loan Participations (Cost $55,877,877)		54,179,050
	Short-Term Investments — 15.6%
[s]	Thornburg Capital Management Fund	22,142,997	221,429,969
	Total Short-Term Investments (Cost $221,429,969)		221,429,969
	Total Investments — 101.2% (Cost $1,430,832,216)		$1,435,666,289
	Liabilities Net of Other Assets — (1.2)%		(17,109,205)
	Net Assets — 100.0%		$1,418,557,084

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2019
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	2,781,100	7/22/2019	3,167,652	$ 45,311	$ —

Net unrealized appreciation/depreciation						$45,311

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Illiquid security.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Non-income producing.
d	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $5,646,215, representing 0.40% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Centaur Funding Corp., 9.08%, 4/21/2020	1/22/2014–7/22/2015	$ 2,908,487	$ 2,510,900	0.2%
Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	3/21/2012	10,220,223	1,068,460	0.1
Citicorp Lease Pass-Through Trust 1999-1, 8.04%, 12/15/2019	12/31/2008	184,340	190,522	0.0
Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	8/08/2014	1,062,182	44,080	0.0
Schahin II Finance Co. SPV Ltd., 8.00%, 5/25/2020	10/26/2018	572,050	561,653	0.0
JPR Royalty Sub, LLC, 14.00%, 9/01/2020	3/01/2011	2,000,000	1,000,000	0.1
Northwind Holdings, LLC, 3.30%, 12/01/2037	1/29/2010	243,590	270,600	0.0

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $680,617,603, representing 47.98% of the Fund’s net assets.
i	When-issued security.
j	Segregated as collateral for a when-issued security.
k	Variable rate coupon, rate shown as of June 30, 2019
l	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
m	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2019.
n	Bond in default.
o	Interest Only
p	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2019.
q	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2019.
r	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
s	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FCB	Farm Credit Bank
GO	General Obligation
IO	Interest Only Security
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock(a)	$ 8,893	$ —	$ —	$ 8,893
Preferred Stock(a)	16,190,401	—	16,190,401	—
Asset Backed Securities	253,037,026	—	242,934,657	10,102,369
Corporate Bonds	769,767,174	—	769,161,441	605,733
Convertible Bonds	11,683,666	—	11,683,666	—
Municipal Bonds	6,616,548	—	6,616,548	—
Other Government	1,101,615	—	1,101,615	—
U.S. Treasury Securities	4,886,227	4,886,227	—	—
Mortgage Backed	96,765,720	—	92,704,772	4,060,948
Loan Participations	54,179,050	—	54,157,774	21,276
Short-Term Investments	221,429,969	221,429,969	—	—
Total Investments in Securities	$1,435,666,289	$226,316,196	$1,194,550,874	$14,799,219(b)

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Other Financial Instruments
Forward Currency Contracts	$ 45,311	$ —	$ 45,311	$ —
Total Assets	$1,435,711,600	$226,316,196	$1,194,596,185	$14,799,219

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
(a)	At June 30, 2019, industry classifications for Common Stock and Preferred Stock in level 2 and Level 3 consist of $9,558,750 in Banks, $3,024,645 in Energy, $1,105,000 in Miscellaneous, and $2,510,900 Telecommunication Services.
(b)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments for the period ended at June 30, 2019.

	FAIR VALUE AT June 30, 2019	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Common Stock	$ 8,893	Discount to valuation	Valuation and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity.	$10.50/(N/A)
Asset-Backed Securities	5,102,369	Discounted cash flows	Third party vendor discounted cash flows	4.50%-6.00%/(5.77%)
	5,000,000	Recent trade	Trade price	$100.00/(N/A)
Corporate Bond	44,080	Discount to valuation	Valuation and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity.	$4.15/(N/A)
	561,653	Discounted cash flows	Third party vendor discounted cash flows	16.0%/(N/A)
Mortgage Backed	61,262	Unadjusted broker quote	Unadjusted broker quote	$100.00/(N/A)
	3,999,686	Recent trade	Trade price	$99.99215/(N/A)
Loan Participations	-	Discounted cash flows	Third party vendor discounted cash flows	0.0%/(N/A)
	21,276	Discount to valuation	Valuation and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity.	$100.00/(N/A)
Total	$14,799,219
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2019 is as follows:
	COMMON STOCK	MORTGAGE BACKED	ASSET BACKED SECURITIES	CORPORATE BONDS	LOAN PARTICIPATIONS	TOTAL(b)
Beginning Balance 9/30/2018	$ 8,893	$ 104,670	$ 4,543,975	$ 44,081	$ 248,379	$ 4,949,998
Accrued Discounts (Premiums)	–	(308)	1,566	16,372	–	17,630
Net Realized Gain (Loss)	–	(300)	13,082	–	–	12,782
Gross Purchases	–	3,999,685	5,000,000	555,677	6,576	9,561,938
Gross Sales	–	(43,408)	(1,425,913)	–	–	(1,469,321)
Net Change in Unrealized Appreciation (Depreciation)	–	609	62,838	(10,397)	(233,679)	(180,629)
Transfers into Level 3(a)	–	–	3,894,800	–	–	3,894,800
Transfers out of Level 3(a)	–	–	(1,987,979)	–	–	(1,987,979)
Ending Balance 6/30/2019	$8,893	$4,060,948	$10,102,369	$605,733	$21,276	$14,799,219

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2019. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
(b)	Level 3 investments represent 1.04% of total net assets at the period ended June 30, 2019. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2019 (Unaudited)

NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/19	Dividend Income
Thornburg Capital Management Fund	$139,164,733	$385,524,994	$(303,259,758)	$-	$-	$221,429,969	$2,966,626
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2019, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended June 30, 2019 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The monthly average value of open sell currency contracts for the period ended June 30, 2019 was $3,272,829.
As of the period ended June 30, 2019, the Fund had outstanding forward foreign currency contracts as listed in the Schedule of Investments.
The outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the disclosure in the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.
Because the Fund does not receive or post cash collateral in connection with its currency forward contracts during the period, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2019 can be determined by offsetting the dollar amounts shown in the table in the Schedule of Investments. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2019 is $45,311, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.